Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Mandatorily measured at FVTPL
Convertible preferred stocks	$-	$13,307.2
Forward exchange contracts	947.5	701.2
Convertible bonds	122.9	223.4
Mutual funds	-	110.3

	$1,070.4	$14,342.1

Current	$1,070.4	$924.6
Noncurrent	-	13,417.5

	$1,070.4	$14,342.1

Financial liabilities

Held for trading
Forward exchange contracts	$116.2	$121.4

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)

December 31, 2022

Sell NT$	January 2023 to March 2023	NT$ 79,610.6
Sell US$	January 2023 to March 2023	US$ 752.5
Sell RMB	January 2023 to March 2023	RMB 1,448.4

December 31, 2023

Sell NT$	January 2024	NT$ 26,251.8
Sell US$	January 2024 to March 2024	US$ 1,112.0
Sell JPY	January 2024	JPY 20,000.0